Goodwill and intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

12. Goodwill and intangible assets

	December 31,
	2011				2012
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net
Goodwill	$534	(534)	-	-	$544	(544)	-	-
Goodwill Eclat acquisition	-	-	-	-	18,491	-	-	18,491
Total Goodwill	$534	$(534)	$-	$-	$19,035	$(544)	$-	$18,491
In-progess R&D	-	-	-	-	47,309	-	(7,170)	40,139
License	-	-	-	-	1,973	(523)		1,450
Total Intangible assets	$-	$-	$-	$-	$49,282	$(523)	$(7,170)	$41,589

See note 2 – Business combinations.